EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share, Basic [Abstract]
Net income	$ 5,383	$ 3,929
Weighted average shares-basic (denominator) (in shares)	2,726,133	2,702,200
Earnings per share-basic (in dollars per share)	$ 1.97	$ 1.45
Effect of Dilutive Securities [Abstract]
Effect of dilutive securities on income from Stock options and grants	0	0
Stock options and grants (in shares)	3,629	510
Effect of dilutive securities on earnings per share options and grants (in dollars per share)	$ 0	$ 0
Earnings Per Share, Diluted [Abstract]
Net income	$ 5,383	$ 3,929
Weighted average shares-diluted (denominator) (in shares)	2,729,762	2,702,710
Earnings per share-diluted (in dollars per share)	$ 1.97	$ 1.45
Antidilutive Securities Excluded from Computation of Diluted Earnings per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	42,462	62,057
Exercise price, lower limit (in dollars per share)	$ 23.53	$ 23.53
Exercise price, upper limit (in dollars per share)	$ 32.51	$ 32.51